Significant Events in the Reporting Period	3 Months Ended
Mar. 31, 2022
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Significant Events In The Reporting Period
Note 4—Significant Events in the Reporting Period
COVID-19
Pandemic
The
COVID-19
pandemic has affected countries where we are operating, where we have planned or have ongoing clinical trials, and where we rely on third-parties to manufacture preclinical, clinical and commercial supply.
COVID-19
did not have a direct material impact on the unaudited condensed consolidated interim financial statements.
Conflict in the Region Surrounding Ukraine and Russia
The ongoing conflict in the region surrounding Ukraine and Russia has impacted our ability to continue clinical trial activities in those countries. The conflict did not have a direct material impact on the unaudited condensed consolidated interim financial statements.
Leases
An additional facility lease in Germany with an enforceable lease term of four years commenced in January 2022, and an
 initial lease liability and corresponding
right-of-use
asset of €2.3 million
 was recognized
. In addition, in February 2022, the Company entered into a facility lease in Germany with an enforceable lease term of 15 years, which is expected to commence in 2025. Subject to changes in
terms and conditions and development in interest rates, an initial lease liability and corresponding right-of-use
asset of €55.2 million is expected to be recognized at the commencement date.
Convertible Senior Notes Offering
On March 29, 2022 (trade date, March 25, 2022), the Company issued an aggregate principal amount of $575.0 million of fixed rate 2.25% convertible notes. The net proceeds from the offering were $557.9 million (€503.3 million), after deducting the initial purchasers’ discounts and commissions and estimated offering expenses.
Further details are disclosed in Note 10, “Financial
Assets and Financial Liabilities
”.
Acquisition of Treasury Shares
The Company used $116.7 million (€105.2 million) of the net proceeds from the offering of the convertible notes to repurchase 1,000,000 ADSs representing the Company’s ordinary shares. Total holding of treasury shares is disclosed in Note 9, “Treasury Shares”.